PROSPECTUS SUPPLEMENT


NORTHERN FUNDS -- FIXED INCOME FUNDS
SUPPLEMENT DATED NOVEMBER 17, 2006 TO PROSPECTUS DATED JULY 31, 2006


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The following replaces the fourth paragraph under "Broad-based Securities Market
Indices" on page 37 of the Prospectus:

THE LEHMAN BROTHERS U.S. CORPORATE HIGH YIELD 2% ISSUER CAP INDEX is an unmanaged index of the 2% Issuer Cap component of the Lehman Brothers High Yield Corporate Bond Index, which is a market value-weighted index of fixed rate, non-investment grade debt.

The following replaces the sixth paragraph under "Broad-based Securities Market Indices" on page 37 of the Prospectus:

THE LEHMAN BROTHERS MUNICIPAL BOND 65-35 INVESTMENT GRADE/HIGH YIELD INDEX is an unmanaged index of investment and non-investment grade bonds, with a 65% weighting in the Lehman Brothers Municipal Bond Index and a 35% allocation to the Lehman Brothers Municipal Non-Investment Grade Bond Index.

The following replaces the twelfth paragraph under "Broad-based Securities Market Indices" on page 37 of the Prospectus:

THE LEHMAN BROTHERS 1-5 YEAR U.S. GOVERNMENT INDEX is an unmanaged index of securities issued by the U.S. government with maturities of one to five years.

The following replaces the ninth paragraph under "Fund Management" on page 44 of the Prospectus:

EFFECTIVE NOVEMBER 1, 2006, THE MANAGERS FOR THE SHORT-INTERMEDIATE U.S. GOVERNMENT FUND and U.S. GOVERNMENT FUND are Timothy S. Musial, Vice President of Northern Trust, and Daniel J. Personette, Second Vice President of Northern Trust. Mr. Musial has had such responsibility since November 2005, and Mr. Personette since November 2006. Joining Northern Trust in 1994, Mr. Musial has been managing and trading fixed income portfolios for the past five years. Mr. Personette joined Northern Trust in 1996 and for the past five years has managed various fixed income portfolios.



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For the HIGH YIELD FIXED INCOME FUND, the following replaces the Average Annual
Total Return chart under "Fund Performance" on page 31 of the Prospectus:

-----------------------------------------------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURN
(for the periods ended December 31, 2005)
-----------------------------------------------------------------------------------------------------------------------
                                                                            Inception                           Since
                                                                              Date       1-Year     5-Year    Inception
-----------------------------------------------------------------------------------------------------------------------
High Yield Fixed Income Fund          Return before taxes                   12/31/98      1.77%     8.16%       5.46%
                                      Return after taxes on
                                        distributions                                    (0.69)%    4.93%       2.15%
                                      Return after taxes on
                                        distributions and sale of fund
                                        shares                                            1.12%     4.99%       2.55%
Lehman Brothers High Yield
  Corporate Bond Index*                                                                   2.74%     8.86%       5.70%
Lehman Brothers U.S. Corporate
  High Yield 2% Issuer Cap Index**                                                        2.76%     9.12%       5.89%
-----------------------------------------------------------------------------------------------------------------------
After-tax returns are calculated using historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

*The Index figures do not reflect any fees, expenses or taxes.

**The Lehman Brothers U.S. Corporate High Yield 2% Issuer Cap Index is replacing the Lehman Brothers High Yield
Corporate Bond Index as the High Yield Fixed Income Fund's performance benchmark. The Fund is making this change because the Adviser believes that the securities included in the Lehman Brothers U.S. Corporate High Yield 2% Issuer
Cap Index are more representative of the Fund's investments.
-----------------------------------------------------------------------------------------------------------------------


                           NORTHERN FUNDS PROSPECTUS

For the HIGH YIELD MUNICIPAL FUND, the following replaces the Average Annual Total Return chart under "Fund Performance" on page 32 of the Prospectus:

----------------------------------------------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURN
(for the periods ended December 31, 2005)
----------------------------------------------------------------------------------------------------------------------
                                                                            Inception                          Since
                                                                              Date       1-Year    5-Year    Inception
----------------------------------------------------------------------------------------------------------------------
High Yield Municipal Fund             Return before taxes                   12/31/98     4.82%     6.29%       4.45%
                                      Return after taxes on
                                        distributions                                    4.82%     6.29%       4.45%
                                      Return after taxes on
                                        distributions and sale of fund
                                        shares                                           4.67%     6.10%       4.47%
Lehman Brothers Municipal Non-
  Investment Grade Bond Index*                                                           8.58%     7.67%       6.04%
Lehman Brothers Municipal Bond
  65-35 Investment Grade/High
  Yield Index                                                                            5.26%     6.33%       5.58%
----------------------------------------------------------------------------------------------------------------------
After-tax returns are calculated using historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

*The Index figures do not reflect any fees, expenses or taxes.

**The Lehman Brothers Municipal Bond 65-35 Investment Grade/High Yield Index is replacing the Lehman Brothers
Municipal Non-Investment Grade Bond Index as the High Yield Municipal Fund's performance benchmark. The Fund is making this change because the Adviser believes that the securities included in the Lehman Brothers Municipal Bond 65-35
Investment Grade/High Yield Index are more representative of the Fund's investments.
----------------------------------------------------------------------------------------------------------------------

For the SHORT-INTERMEDIATE U.S. GOVERNMENT FUND, the following replaces the Average Annual Total Return chart under "Fund Performance" on page 34 of the
Prospectus:

-----------------------------------------------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURN
(for the periods ended December 31, 2005)
-----------------------------------------------------------------------------------------------------------------------
                                                                            Inception                           Since
                                                                              Date       1-Year     5-Year    Inception
-----------------------------------------------------------------------------------------------------------------------
Short-Intermediate U.S. Government
Fund                                  Return before taxes                    10/1/99      0.69%     3.61%       4.25%
                                      Return after taxes on
                                        distributions                                    (0.32)%    2.21%       2.66%
                                      Return after taxes on
                                        distributions and sale of fund
                                        shares                                            0.44%     2.25%       2.67%
Merrill Lynch 1-5 Year Government*                                                        1.44%     4.17%       4.82%
Lehman Brothers 1-5 Year U.S.
  Government Index**                                                                      1.48%     4.26%       4.89%
-----------------------------------------------------------------------------------------------------------------------
After-tax returns are calculated using historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

*The Index figures do not reflect any fees, expenses or taxes.

**The Lehman Brothers 1-5 Year U.S. Government Index is replacing the Merrill Lynch 1-5 Year Index as the
Short-Intermediate U.S. Government Fund's performance benchmark. The Fund is making this change because the Adviser believes that the securities included in the Lehman Brothers 1-5 Year U.S. Government Index are more representative of the Fund's investments.
-----------------------------------------------------------------------------------------------------------------------



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                                     P.O. Box 75986
                                     Chicago, Illinois 60675-5986
                                     800/595-9111
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